Schedule of Investments (unaudited) May 31, 2019	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 141.6%

California — 1.6%

Tobacco — 1.6%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	$500	$496,020

Total Municipal Bonds in California		496,020

Maryland — 135.5%

Corporate — 1.9%
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 09/01/25	320	330,115
Potomac Electric Power Co., 6.20%, 09/01/22	250	254,943

		585,058

County/City/Special District/School District — 24.2%
City of Baltimore Maryland, Refunding RB:
Convention Center Hotel, 5.00%, 09/01/46	750	844,770
East Baltimore Research Park, Series A, 5.00%, 09/01/38	250	270,860
County of Anne Arundel Maryland, GOL, 5.00%, 10/01/43	1,745	2,102,428
County of Anne Arundel Maryland Consolidated, Refunding, Special Tax, Villages of Dorchester and Farmington Project, 5.00%, 07/01/32	500	559,040
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project, 5.25%, 07/01/44	250	255,918
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	250	252,830
County of Howard Maryland, Tax Allocation Bonds:
Annapolis Junction Town Center Project, 6.10%, 02/15/44	250	258,618
Downtown Columbia Project, Series A, 4.50%, 02/15/47(a)	500	514,535
County of Prince George’s Maryland:
Special Obligation, Remarketing, National Harbor Project, 5.20%, 07/01/34	1,289	1,293,795
Tax Allocation Bonds, Westphalia Town Center Project, 5.25%, 07/01/48(a)	300	319,365

Security	Par (000)	Value

County/City/Special District/School District (continued)
Washington Suburban Sanitary Commission, GO, Consolidated Public Improvement Bonds, Second Series, 4.00%, 06/01/41	$875	$955,622

		7,627,781

Education — 21.1%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project, 3.25%, 09/01/28	360	373,853
Maryland EDC, Refunding RB:
Towson University Project, 5.00%, 07/01/37	500	525,255
University of Maryland College Park Project (AGM), 5.00%, 06/01/43	1,350	1,561,423
University of Maryland Project, 5.00%, 07/01/39	500	541,565
University Village at Sheppard Pratt, 5.00%, 07/01/33	1,000	1,060,120
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Goucher College, Series A, 5.00%, 07/01/34	1,000	1,082,110
Johns Hopkins University Project, Series A, 4.00%, 07/01/37	10	10,543
Loyola University Maryland, Series A, 5.00%, 10/01/39	900	979,236
Maryland Institute College of Art, 5.00%, 06/01/29	500	544,465

		6,678,570

Health — 52.0%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 01/01/23	250	255,725
City of Rockville Maryland, RB, Ingleside at King Farm Project, Series B, 5.00%, 11/01/42	500	540,275
County of Montgomery Maryland, RB, Trinity Health Credit Group:
5.00%, 12/01/45	750	870,390
4.00%, 12/01/44	750	796,598
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/40	1,000	1,075,730

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Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Maryland Health & Higher Educational Facilities Authority, RB:
Ascension Health Alliance, Series B, 5.00%, 11/15/51	$1,000	$1,071,190
Medstar Health Issue, Series A, 5.00%, 05/15/42	160	185,896
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	250	294,465
University of Maryland Medical System Issue, 4.00%, 07/01/48	300	320,325
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System,
5.00%, 07/01/19(b)	1,000	1,002,670
4.00%, 07/01/39	100	105,087
Charlestown Community Project, 6.25%, 01/01/21(b)	1,000	1,073,000
Charlestown Community, Series A, 5.00%, 01/01/45	500	572,740
Frederick Memorial Hospital, Series A, 4.00%, 07/01/38	1,250	1,283,787
LifeBridge Health Issue,
5.00%, 07/01/34	510	601,815
4.13%, 07/01/47	500	528,545
Medstar Health, Inc., 5.00%, 08/15/42	1,000	1,124,940
Meritus Medical Center Issue, 5.00%, 07/01/40	1,000	1,124,810
Peninsula Regional Medical Center, 5.00%, 07/01/45	700	773,080
University of Maryland, 5.00%, 07/01/35	200	228,166
University of Maryland, 4.00%, 07/01/41	500	525,745
University of Maryland Medical System, 5.13%, 07/01/19(b)	1,000	1,002,760
University of Maryland Medical System, Series A, 5.00%, 07/01/43	1,000	1,077,780

		16,435,519

Housing — 14.5%
County of Howard Maryland Housing Commission, RB, M/F Housing:
Woodfield Oxford Square Apartments, 5.00%, 12/01/42	500	574,615
Columbia Commons Apartments, Series A, 5.00%, 06/01/44	550	600,116
Gateway Village Apartments, 4.00%, 06/01/46	500	524,540

Security	Par (000)	Value

Housing (continued)
Maryland Community Development Administration, HRB, M/F Housing, Series A, 4.05%, 07/01/42	$1,220	$1,246,242
Maryland Community Development Administration, RB, M/F Housing, 3.70%, 07/01/35	500	516,200
Maryland Community Development Administration, Refunding RB, S/F Housing:
Series A, 4.10%, 09/01/38	100	107,546
Series B, 3.35%, 09/01/42(c)	1,000	1,007,540

		4,576,799

Transportation — 12.5%
Maryland EDC, ARB, AMT, Seagirt Marine Terminal Project, 5.00%, 06/01/49	250	291,260
Maryland EDC, RB(b):
Term Project, Series B, 5.75%, 06/01/20	500	521,140
Transportation Facilities Project, Series A, 5.75%, 06/01/20	500	521,140
Maryland EDC, Refunding RB, Transportation Facilities Project, Series A, 5.00%, 06/01/35	100	118,305
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 06/01/29	1,925	2,001,711
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 03/01/23	445	484,694

		3,938,250

Utilities — 9.3%
City of Baltimore Maryland, RB:
Sub-Water Projects, Series A, 5.00%, 07/01/41	100	116,970
Sub-Water Projects, Series A, 5.00%, 07/01/46	495	576,126
Wastewater Project, Series C, 5.00%, 07/01/38	1,000	1,130,460

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Water Project, Series A, 5.00%, 07/01/43	$1,000	$1,124,850

		2,948,406

Total Municipal Bonds in Maryland		42,790,383

Puerto Rico — 4.5%

State — 2.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	3	3,075
Series A-1, 4.75%, 07/01/53	107	103,222
Series A-1, 5.00%, 07/01/58	629	625,257
Series A-2, 5.00%, 07/01/58	132	126,225

		857,779

Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	200	202,066

Utilities — 1.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 07/01/33	200	198,500
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	160	160,000

		358,500

Total Municipal Bonds in Puerto Rico		1,418,345

Total Municipal Bonds — 141.6% (Cost — $42,751,488)		44,704,748

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Maryland — 10.3%

County/City/Special District/School District — 5.6%
State of Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/42	$1,500	$1,778,680

Utilities — 4.7%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,269	1,490,400

Total Municipal Bonds Transferred to Tender Option Bond Trusts in Maryland		3,269,080

Washington — 7.7%

Transportation — 7.7%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,045	2,426,060

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.0% (Cost — $5,404,579)		5,695,140

Total Long-Term Investments — 159.6% (Cost — $48,156,067)		50,399,888

	Shares

Short-Term Securities — 1.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.36%(e)(f)	405,473	405,554

Total Short-Term Securities — 1.3% (Cost — $405,550)		405,554

Total Investments — 160.9% (Cost — $48,561,617)		50,805,442

Liabilities in Excess of Other Assets — (0.7)%		(214,107)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.5)%		(3,014,018)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (50.7)%		(16,000,000)

Net Assets Applicable to Common Shares — 100.0%		$31,577,317

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

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Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Maryland Municipal Bond Trust (BZM)

(e)	Annualized 7-day yield as of period end.
(f)

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	273,831	131,642	405,473	$405,554	$10,824	$124	$4

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

EDC — Economic Development Corp.

GO — General Obligation Bonds

HRB — Housing Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	6	09/19/19	$761	$(5,039)
Long U.S. Treasury Bond	12	09/19/19	1,845	(19,200)
5-Year U.S. Treasury Note	4	09/30/19	469	(1,913)

				$(26,152)

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Maryland Municipal Bond Trust (BZM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$50,399,888	$—	$50,399,888
Short-Term Securities	405,554	—	—	405,554

	$405,554	$50,399,888	$—	$50,805,442

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(26,152)	$—	$—	$(26,152)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(2,999,064)	$—	$(2,999,064)
VRDP Shares at Liquidation Value	—	(16,000,000)	—	(16,000,000)

	$—	$(18,999,064)	$—	$(18,999,064)

5